Risk management - Spain Companies Portfolio (Details) - SPAIN - SMEs, companies and institutions segment € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Credit risk
Risk exposure	€ 147,634
Percent at risk	60.00%
Percentage of portfolio assigned to an analyst	90.00%